PROMISSORY NOTES PAYABLE	12 Months Ended
Jun. 30, 2023
PROMISSORY NOTES PAYABLE
PROMISSORY NOTES PAYABLE

18. PROMISSORY NOTES PAYABLE

Promissory Note A – February 1, 2019

On February 1, 2019, the Company issued an unsecured promissory note (the “Promissory Note A”) in the principal amount of $196,425 (US $150,000). The Company repaid Promissory Note A and accrued interest during the years ended June 30, 2022 and 2021.

As at June 30, 2023 and 2022, $nil was outstanding under Promissory Note A. Interest expense of $nil (June 30, 2022 – $317; June 30, 2021 – $7,149) was recorded for the year ended June 30, 2023.

Promissory Note B – June 19, 2019

On June 19, 2019, the Company issued secured promissory notes (the “Promissory Note B”) in the aggregate principal amount of $654,350 (US $500,000). The Promissory Note B originally matured on December 18, 2019 and bears interest at a rate of 15% per annum, accrued monthly and due at maturity. In connection with the Promissory Note B, the Company issued warrants for the purchase of 200,000 common shares of the Company exercisable until June 18, 2021 at a price of $1.00 per share.

The Promissory Note B was determined to be a compound instrument, comprising of a liability and warrants. The initial carrying amount of the financial liability  was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt having no warrants. Using the residual method, the carrying amount of the warrants issued is the difference between the principal amount and the initial fair value of the financial liability.

The Company extended the maturity date of the Promissory Note B to December 15, 2021 and fully repaid it during the year ended June 30, 2022. As at June 30, 2023 and 2022, the value of the Promissory Note B amounted to $nil.

Promissory Note C – April 8, 2020

On April 28, 2020, the Company issued a promissory note (the “Promissory Note C-1”) in the principal amount of $527,967 (Note 12 (iv)). The Promissory Note C-1 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $381,093 for the Promissory Note C-1 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

On June 8, 2020, the Company issued a promissory note (the “Promissory Note C-2”) in the principal amount of $225,000 (Note 12(v)). The Promissory Note C-2 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $160,603 for the Promissory Note C-2 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

On June 8, 2020, the Company issued a promissory note (the “Promissory Note C-3”) in the principal amount of $196,832 (Note 12(v)). The Promissory Note C-3 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $142,075 for the Promissory Note C-3 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

During the year ended June 30, 2023, the Company repaid $21,000. As at June 30, 2023, the value of these promissory notes amounted to $371,033 (June 30, 2022 – $345,442). Interest and accretion in the amount of $16,905 and $29,685, respectively (June 30, 2022 – $61,319 and $20,971, respectively; June 30, 2021 – $95,832 and $35,007, respectively) was recorded during the year ended June 30, 2023. These promissory notes post maturity and are in default.

During the years ended June 30, 2023 and 2022, the Company issued short-term promissory notes to certain arm's-length parties:

Demand Notes 2022

During the year ended June 30, 2022, the Company issued demand notes (the “2022 Demand Notes”) in the aggregate amount of $902,020 (US $700,000). $515,440 (US $400,000) was repaid in cash while the remaining $390,000 (US $300,000) was settled into convertible debentures (Note 20). During the year ended June 30, 2022, the total interest and administrative fees charged in relation to the 2022 Demand Notes amounted to $133,283.

As at June 30, 2022, there was no principal amount or accrued interest outstanding in relation to the 2022 Demand Notes.

Demand Notes 2023

During the year ended June 30, 2023, the Company issued demand notes (the “2023 Demand Notes”) in the aggregate amount of $1,257,800 (US $950,000) with fixed interest amounts and maturity dates between October 2022 to February 2023. $198,600 (US $150,000) of principal repayments and $50,239 (US $37,500) of interest repayments were made in cash during the year ended June 30, 2023.

The total interest and administrative fees charged in relation to the 2023 Demand Notes during the year ended June 30, 2023 amounted to $190,907 (US $142,500).

As at June 30, 2023, the outstanding principal amount of the 2023 Demand Notes amounted to $1,059,200 (US $800,000) and the outstanding accrued interest amounted to $139,020 (US $105,000).

Includes in the aggregate amount of 2023 Demand Notes issued during the year ended June 30, 2023 is the principal amount of $132,400 (US $100,000) and accrued interest of $19,860 (US $15,000) to the Chief Executive Officer and Chairman of the Company. These amounts have not been repaid to the respective related party and remain outstanding.

The 2023 Demand Notes have matured and are in default.